Note 5 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year Ended March 31
	2018	2017
Basic
Net earnings (loss)	$2,759,404	$(2,678,684)
Weighted average common shares	7,009,444	6,851,944
Dilutive
Net earnings (loss)	$2,759,404	$(2,678,684)
Weighted average common shares and common share equivalents	7,009,444	6,851,944